Income and Expenses - Schedule of Other Operating Expense (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Impairment of intangible assets and goodwill		$ 0	$ 0	$ 3
Others		4	4	9
Other expenses	[1]	4	4	12
Goodwill
Disclosure of attribution of expenses by nature to their function [line items]
Impairment of intangible assets and goodwill		$ 0	$ 0	$ 3

[1]	Excluding restructuring costs